Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium, capital redemption and merger reserves	Other reserves	Retained earnings	Total attributable to owners of parent	Perpetual hybrid bonds	Non-controlling interests
Beginning balance at Dec. 31, 2024	£ 49,995	£ 585	£ 26,665	£ (902)	£ 21,610	£ 47,958	£ 1,685	£ 352
Total comprehensive income for the period, net of tax	304			(4,160)	4,439	279		25
Profit for the period	4,565				4,512	4,512		53
Other comprehensive income/(expense) for the period	(4,261)			(4,160)	(73)	(4,233)		(28)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	5			5		5
Employee share options
value of employee services	35				35	35
proceeds from new shares issued	1		1			1
treasury shares used for share option schemes	0		1		(1)
Dividends and other appropriations
ordinary shares	(2,609)				(2,609)	(2,609)
to non-controlling interests	(74)							(74)
Purchase of own shares
held in employee share ownership trusts	(61)				(61)	(61)
share buy-back programme and cancelled shares	(450)	(4)	4		(450)	(450)
Perpetual hybrid bonds
Other movements	31				31	31
Ending balance at Jun. 30, 2025	47,177	581	26,671	(5,057)	22,994	45,189	1,685	303
Beginning balance at Dec. 31, 2025	48,145	577	26,675	(4,148)	22,929	46,033	1,893	219
Total comprehensive income for the period, net of tax	3,798			553	3,205	3,758		40
Profit for the period	3,228				3,190	3,190		38
Other comprehensive income/(expense) for the period	570			553	15	568		2
Other changes in equity
Cash flow hedges reclassified and reported in total assets	17			17		17
Employee share options
value of employee services	41				41	41
proceeds from new shares issued	3		3			3
treasury shares used for share option schemes	0
Dividends and other appropriations
ordinary shares	(2,634)				(2,634)	(2,634)
to non-controlling interests	(76)							(76)
Purchase of own shares
held in employee share ownership trusts	(102)				(102)	(102)
share buy-back programme and cancelled shares	(649)	(4)	4		(649)	(649)
Perpetual hybrid bonds
coupons paid	(6)				(6)	(6)
tax on coupons paid	1				1	1
Non-controlling interests - disposals	33							33
Other movements non-controlling interests	0
Reclassification of equity relating to assets held-for-sale	0
Other movements	24				24	24
Ending balance at Jun. 30, 2026	£ 48,595	£ 573	£ 26,682	£ (3,578)	£ 22,809	£ 46,486	£ 1,893	£ 216